Quarterly Report
August 31, 2021
MFS®  International Growth Fund
FGF-Q1

Portfolio of Investments
8/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.3%
Aerospace & Defense – 0.9%
Rolls-Royce Holdings PLC (a)	81,468,207	$128,650,753
Alcoholic Beverages – 4.4%
Diageo PLC	7,796,813	$374,537,564
Pernod Ricard S.A.	1,234,996	259,490,622
		$634,028,186
Apparel Manufacturers – 4.9%
Burberry Group PLC	4,423,307	$113,083,340
Kering S.A.	203,037	161,582,085
LVMH Moet Hennessy Louis Vuitton SE	591,735	437,939,754
		$712,605,179
Automotive – 1.1%
Koito Manufacturing Co. Ltd.	1,534,700	$93,882,934
Mahindra & Mahindra Ltd.	6,444,730	70,028,481
		$163,911,415
Biotechnology – 0.2%
Hugel, Inc. (a)	133,528	$22,457,165
Brokerage & Asset Managers – 1.5%
Deutsche Boerse AG	824,624	$142,253,942
London Stock Exchange Group	644,687	70,517,848
		$212,771,790
Business Services – 3.5%
Cap Gemini S.A.	612,098	$137,428,060
Experian PLC	5,121,572	225,606,263
Infosys Technologies Ltd., ADR	6,172,659	147,032,737
		$510,067,060
Chemicals – 0.7%
UPL Ltd.	9,630,120	$97,775,248
Computer Software – 5.8%
Dassault Systemes SE	1,658,286	$94,582,251
Kingsoft Corp.	11,241,400	45,023,704
NAVER Corp.	480,071	181,768,226
SAP SE	3,333,097	501,625,945
Wisetech Global Ltd.	781,561	27,638,432
		$850,638,558
Computer Software - Systems – 4.1%
Amadeus IT Group S.A. (a)	1,404,876	$85,793,549
Hitachi Ltd.	8,047,500	445,112,371
NICE Systems Ltd., ADR (a)	225,762	65,629,013
		$596,534,933
Consumer Products – 4.7%
Kao Corp.	1,682,400	$101,633,690
KOSE Corp.	480,700	58,113,076
L'Oréal	470,284	220,060,654
Reckitt Benckiser Group PLC	3,960,601	301,611,447
		$681,418,867

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 4.0%
Prysmian S.p.A.	4,227,339	$159,076,953
Schneider Electric SE	2,409,095	430,378,907
		$589,455,860
Electronics – 5.9%
Delta Electronics, Inc.	19,812,000	$193,376,730
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,574,306	663,398,157
		$856,774,887
Energy - Independent – 1.4%
Oil Search Ltd.	19,855,815	$54,325,433
Reliance Industries Ltd.	4,972,197	153,791,962
		$208,117,395
Food & Beverages – 4.5%
Nestle S.A.	5,165,303	$652,833,382
Food & Drug Stores – 0.5%
Sugi Holdings Co. Ltd. (l)	1,027,300	$79,371,449
Gaming & Lodging – 1.3%
Flutter Entertainment PLC (a)	1,007,273	$195,471,497
General Merchandise – 0.3%
Walmart de Mexico S.A.B. de C.V.	13,425,080	$47,767,189
Insurance – 3.0%
AIA Group Ltd.	36,716,800	$438,810,479
Internet – 4.0%
Alibaba Group Holding Ltd. (a)	11,303,100	$240,523,957
Tencent Holdings Ltd.	3,297,300	204,007,838
Z Holdings Corp.	22,219,700	144,812,298
		$589,344,093
Leisure & Toys – 0.5%
Prosus N.V. (a)	874,338	$77,324,887
Machinery & Tools – 4.7%
Assa Abloy AB	5,140,634	$164,296,318
GEA Group AG	3,345,465	154,490,732
Ingersoll Rand, Inc. (a)	2,252,459	119,425,376
Ritchie Bros. Auctioneers, Inc.	3,834,534	240,256,737
		$678,469,163
Major Banks – 1.2%
DBS Group Holdings Ltd.	8,112,600	$180,843,186
Medical & Health Technology & Services – 0.3%
Alcon, Inc.	535,387	$44,105,482
Medical Equipment – 4.8%
EssilorLuxottica	1,833,166	$359,871,699
QIAGEN N.V. (a)	3,578,804	198,057,363
Terumo Corp.	3,465,000	144,785,756
		$702,714,818

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 0.6%
China Resources Gas Group Ltd.	14,254,000	$86,505,063
Other Banks & Diversified Financials – 4.6%
AEON Financial Service Co. Ltd.	4,560,000	$53,676,317
Credicorp Ltd.	394,490	42,064,469
Element Fleet Management Corp.	12,328,135	135,920,705
Grupo Financiero Banorte S.A. de C.V.	17,190,214	113,477,324
HDFC Bank Ltd.	15,017,738	325,296,043
		$670,434,858
Pharmaceuticals – 10.0%
Bayer AG	2,549,073	$141,897,922
Hypera S.A.	5,464,229	37,588,502
Novartis AG	4,199,390	388,824,765
Novo Nordisk A.S., “B”	2,436,301	242,810,031
Roche Holding AG	1,614,089	648,191,351
		$1,459,312,571
Precious Metals & Minerals – 2.0%
Agnico-Eagle Mines Ltd.	2,623,924	$150,990,277
Franco-Nevada Corp.	972,364	141,848,844
		$292,839,121
Railroad & Shipping – 2.4%
Canadian National Railway Co.	2,915,406	$342,939,208
Restaurants – 0.7%
Yum China Holdings, Inc.	1,114,170	$68,588,305
Yum China Holdings, Inc.	574,150	35,360,928
		$103,949,233
Specialty Chemicals – 7.7%
Akzo Nobel N.V.	1,492,589	$183,991,966
L'Air Liquide S.A.	1,396,639	250,363,651
Linde PLC	1,232,751	388,928,654
Sika AG	412,692	148,762,904
Symrise AG	1,097,162	156,234,229
		$1,128,281,404
Specialty Stores – 0.7%
Just Eat Takeaway (a)	707,120	$64,056,003
Ocado Group PLC (a)	1,121,781	31,046,112
		$95,102,115
Tobacco – 1.4%
ITC Ltd.	28,042,478	$81,161,190
Swedish Match AB	12,971,237	119,769,877
		$200,931,067
Total Common Stocks		$14,332,557,561
Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 0.04% (v)	233,353,300	$233,353,300

Other Assets, Less Liabilities – 0.1%		14,547,085
Net Assets – 100.0%		$14,580,457,946
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $233,353,300 and $14,332,557,561, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt

Supplemental Information
8/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$14,332,557,561	$—	$—	$14,332,557,561
Mutual Funds	233,353,300	—	—	233,353,300
Total	$14,565,910,861	$—	$—	$14,565,910,861
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At August 31, 2021, the value of securities loaned was $8,684,923. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $9,149,267.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$303,073,053	$311,552,221	$381,271,974	$—	$—	$233,353,300
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$12,485	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2021, are as follows:
France	16.1%
Switzerland	12.9%
Germany	8.9%
United Kingdom	8.5%
Japan	7.7%
Canada	6.9%
India	6.0%
Taiwan	5.9%
United States	5.2%
Other Countries	21.9%
(5) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.